Summary of net defined benefit liability asset (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Change in plan liabilities
Balances – Beginning of the period	$ 22,403	$ 22,136
Current service cost	1	59
Interest cost	614	471
Actuarial loss (gain) from changes in financial assumptions	1,239	(1,186)
Benefits paid	(607)	(496)
Impact of foreign exchange rate changes	2,330	(953)
Balances – End of the period	23,502	22,403
Change in plan assets
Balances – Beginning of the period	10,669	10,972
Interest income from plan assets	295	236
Employer contributions	25	23
Employee contributions	6	7
Benefits paid	(223)	(149)
Remeasurement of plan assets		28
Unrecognized Asset due to Asset Ceiling	(311)
Impact of foreign exchange rate changes	1,235	(448)
Balances – End of the period	11,696	10,669
Net liability of the unfunded plans	11,807	11,165
Net liability of the funded plans		569
Net amount recognized as Employee future benefits	11,807	11,734
Amounts recognized:
In net loss	312	288
Actuarial gain (loss) on defined benefit plans in other comprehensive loss	1,237	(1,157)
Pension defined benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	22,316
Current service cost	55
Interest cost	612
Actuarial loss (gain) from changes in financial assumptions	1,237
Benefits paid	(606)
Impact of foreign exchange rate changes	2,320
Balances – End of the period	23,460	22,316
Change in plan assets
Balances – Beginning of the period	10,669
Interest income from plan assets	295
Employer contributions	25
Employee contributions	6
Benefits paid	(223)
Remeasurement of plan assets
Unrecognized Asset due to Asset Ceiling	(311)
Impact of foreign exchange rate changes	1,235
Balances – End of the period	11,696	10,669
Net liability of the unfunded plans	11,765
Net liability of the funded plans
Net amount recognized as Employee future benefits	11,765
Amounts recognized:
In net loss	366
Actuarial gain (loss) on defined benefit plans in other comprehensive loss	1,237
Other benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	87
Current service cost	(54)
Interest cost	2
Actuarial loss (gain) from changes in financial assumptions	2
Benefits paid	(1)
Impact of foreign exchange rate changes	10
Balances – End of the period	42	87
Change in plan assets
Balances – Beginning of the period
Interest income from plan assets
Employer contributions
Employee contributions
Benefits paid
Remeasurement of plan assets
Unrecognized Asset due to Asset Ceiling
Impact of foreign exchange rate changes
Balances – End of the period
Net liability of the unfunded plans	42
Net liability of the funded plans
Net amount recognized as Employee future benefits	42
Amounts recognized:
In net loss	(54)
Actuarial gain (loss) on defined benefit plans in other comprehensive loss